Operations and Reorganization -Liquidity (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 30, 2016 shares	Jun. 10, 2016 shares	Jun. 30, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Liquidity
Net losses				$ 74,144	¥ 514,778	¥ 327,086	¥ 101,702
Accumulated deficit				168,943		569,962		¥ 1,172,976
Net current liabilities | ¥						¥ 112,967		126,071
Proceeds from IPO, CPP and exercise of over-allotment options, net of expenses			¥ 424,459	$ 61,135	¥ 424,459
Amount of cash and cash equivalent and time deposit | ¥								¥ 647,023
Period of available cash and cash equivalents, time deposits and cash generated from operations should be sufficient to meet working capital requirements and capital expenditures in the ordinary course of business, after year end				12 months	12 months
Class A ordinary shares
Liquidity
Number of shares issued (in shares)	57,189,473
IPO | ADS
Liquidity
Number of shares issued (in shares)			2,400,000
IPO | Class A ordinary shares
Liquidity
Number of shares issued (in shares)		36,000,000	36,000,000
Private placement | Class A ordinary shares
Liquidity
Number of shares issued (in shares)		15,789,473
Over-allotments | ADS
Liquidity
Number of shares issued (in shares)			360,000
Over-allotments | Class A ordinary shares
Liquidity
Number of shares issued (in shares)	5,400,000		5,400,000
DCM | Private placement | Class A ordinary shares
Liquidity
Number of shares issued (in shares)			11,842,105
Sequoia | Private placement | Class A ordinary shares
Liquidity
Number of shares issued (in shares)			3,947,368